Revenue from contracts with customers - Schedule Of Contract Cost Capitalized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Contract assets [abstract]
Contract assets	¥ 127,704	$ 20,199	¥ 136,457
Additions To Contract Assets	19,795	3,131	24,147
Reclassified to development costs	0	0	(21,519)
Released to consolidated statement of profit or loss	0	0	(11,381)
Contract assets	¥ 147,499	$ 23,330	¥ 127,704